Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019

Cash and other compensation	20.3	25.6	20.7	4.7	4.6	4.1	25.0	30.2	24.8

Post-employment benefits	2.5	2.7	2.6				2.5	2.7	2.6

Equity-based compensation	37.3	41.1	40.6	5.2	5.2	4.6	42.5	46.3	45.2

Total	60.1	69.4	63.9	9.9	9.8	8.7	70.0	79.2	72.6

Transactions with former members of the Board of Directors
	Currency	2021	2020	2019

Dr. Krauer	CHF	60 000	60 000	60 000